Pension Plan (Plan's Weighted-Average Asset Allocations By Category) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 9,265,353	$ 7,430,467	$ 6,261,098
Weighted-average asset allocation, %	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	3,441,055	3,675,700
Weighted-average asset allocation, %	37.00%	49.00%
Debt Securities - Corporate Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	4,817,000	2,552,642
Weighted-average asset allocation, %	52.00%	34.00%
Debt Securities - U.S. Government Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	931,384	996,873
Weighted-average asset allocation, %	10.00%	14.00%
Cash (Money Market, Accrued Income) [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 75,914	$ 205,252
Weighted-average asset allocation, %	1.00%	3.00%